UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21224
Eaton Vance Insured Michigan Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Michigan Municipal Bond Fund                                                                   as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 182.3%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 5.7%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,287,250
		$1,287,250
Escrowed / Prerefunded — 7.1%
$1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$1,607,970
		$1,607,970
Hospital — 13.3%
$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/30	$400,624
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,057,750
1,500	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,561,380
		$3,019,754
Insured-Electric Utilities — 2.3%
$500	Michigan Strategic Fund, Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$517,355
		$517,355
Insured-Escrowed / Prerefunded — 47.8%
$750	Detroit School District, (School Bond Loan Fund), Prerefunded to 5/1/12, (FSA), 5.125%, 5/1/31	$787,252
1,250	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,304,150
1,500	Lansing, Building Authority, Prerefunded to 6/1/13, (MBIA), 5.00%, 6/1/29	1,541,940
1,150	Michigan Hospital Finance Authority, (St. John Health System), Escrowed to Maturity, (AMBAC), 5.00%, 5/15/28	1,169,573
1,000	Michigan Trunk Line, Prerefunded to 11/1/11, (FSA), 5.00%, 11/1/25	1,041,240
3,275	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	3,437,093
1,500	Reed City Public Schools, Prerefunded to 5/1/14, (FSA), 5.00%, 5/1/29	1,586,595
		$10,867,843
Insured-General Obligations — 20.6%
$200	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$186,514
325	Brandon School District, (FSA), 4.50%, 5/1/35	312,263
1,960	Grand Rapids and Kent County, Joint Building Authority, (DeVos Place), (MBIA), 0.00%, 12/1/27	743,977

$750	Greenville, Public Schools, (MBIA), 5.00%, 5/1/25	$769,425
1,330	Okemos, Public School District, (MBIA), 0.00%, 5/1/19	788,052
1,000	Otsego, Public School District, (FSA), 4.25%, 5/1/34	919,560
1,000	Van Buren Township, (Local Development Financial Authority), (XLCA), 4.50%, 10/1/31	962,070
		$4,681,861
Insured-Hospital — 9.4%
$500	Michigan Hospital Finance Authority, Mid-Michigan Obligation Group, (AMBAC), 5.00%, 4/15/32	$508,805
1,590	Royal Oak, Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,634,600
		$2,143,405
Insured-Lease Revenue / Certificates of Participation — 27.5%
$1,750	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/22	$876,925
2,615	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/23	1,244,008
3,100	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	967,882
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)	830,870
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (1)	2,331,480
		$6,251,165
Insured-Public Education — 10.2%
$1,500	Central Michigan University, (AMBAC), 5.05%, 10/1/32 (2)	$1,550,310
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	774,720
		$2,325,030
Insured-Special Tax Revenue — 11.3%
$1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	$1,537,125
1,000	Ypsilanti, Community Utilities Authority, (San Sewer System), (FGIC), 5.00%, 5/1/32	1,025,270
		$2,562,395
Insured-Utility — 6.9%
$1,000	Lansing, Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/25	$1,029,770
510	Lansing, Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/26	525,723
		$1,555,493
Insured-Water Revenue — 18.0%
$1,600	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,626,976
2,400	Detroit Water Supply System, (MBIA), 5.00%, 7/1/34 (1)	2,453,040
		$4,080,016

Private Education — 2.2%
$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$506,615
		$506,615
Total Tax-Exempt Investments — 182.3% (identified cost $39,959,925)		$41,406,152
Other Assets, Less Liabilities — (22.8)%		$(5,183,641)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.5)%		$(13,505,251)
Net Assets Applicable to Common Shares — 100.0%		$22,717,260

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 84.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 22.9% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/07	10 U.S. Treasury Bond	Short	$(1,069,340)	$(1,077,500)	$(8,160)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$600,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$20,580
Merrill Lynch Capital Services, Inc.	$900,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$36,719
Lehman Brothers, Inc.	$900,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(14,986)
					$42,313

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$34,182,985
Gross unrealized appreciation	$1,506,849
Gross unrealized depreciation	(63,682)
Net unrealized appreciation	$1,443,167

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Michigan Municipal Bond Fund

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 27, 2007
By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 27, 2007